Portfolio of Investments July 31, 2025
NUW
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 107.4%
279587141 MUNICIPAL BONDS - 107.4% 279587141
ALABAMA - 2.0%
$ 2,000,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Prepay BP PLC, Series 2024D, (Mandatory Put 11/01/34)
5 .000% 03/01/55 $ 2,105,256
1,990,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2024C, (Mandatory Put 7/01/31)
5 .000 05/01/55 2,098,856
1,000,000 Southeast Alabama Gas Supply District, Alabama, Gas Supply
Revenue Bonds, Project 2, Refunding Series 2024B, (Mandatory
Put 5/01/32)
5 .000 06/01/49 1,056,775
TOTAL ALABAMA 5,260,887
ARIZONA - 1.6%
1,000,000 Arizona Board of Regents, University of Arizona, System
Revenue Bonds, Green Series 2016B
5 .000 06/01/46 1,012,855
3,045,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5 .000 12/01/37 3,165,856
TOTAL ARIZONA 4,178,711
CALIFORNIA - 11.0%
1,730,000 Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM
Insured
0 .000 09/01/30 1,473,994
1,250,000 Burbank-Glendale-Pasadena Airport Authority, California,
Airport Revenue Bonds, Senior Series 2024A - AGM Insured
4 .000 07/01/54 1,074,907
1,170,000 California Health Facilities Financing Authority, Revenue Bonds,
Adventist Health System/West, Series 2024A
5 .250 12/01/42 1,177,013
340,000 (a) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, San Diego County Water Authoriity
Desalination Project Pipeline, Refunding Series 2019
5 .000 07/01/39 342,498
2,500,000 (b) Los Angeles, California, Wastewater System Revenue Bonds,
Subordinate Series 2025A, (UB)
5 .250 06/01/50 2,604,468
450,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009A
6 .500 11/01/39 532,690
10,200,000 Palomar Pomerado Health, California, General Obligation
Bonds, Series 2009A - AGC Insured
7 .000 08/01/38 11,123,119
1,030,000 Poway Unified School District, San Diego County, California,
General Obligation Bonds, School Facilities Improvement
District 2007-1, Series 2011A
0 .000 08/01/35 711,143
12,955,000 San Ysidro School District, San Diego County, California,
General Obligation Bonds, 1997 Election Series 2012G - AGM
Insured
0 .000 08/01/35 8,644,246
1,000,000 Southern California Public Power Authority, California, Revenue
Bonds, Clean Energy Project Revenue Bonds, Series 2024A,
(Mandatory Put 9/01/30)
5 .000 04/01/55 1,046,706
TOTAL CALIFORNIA 28,730,784
COLORADO - 5.6%
375,000 Bennett, Colorado, Wastewater Revenue Bonds, Series 2024 5 .000 12/01/44 385,459
1,370,000 Cherry Hills City Metropolitan District, Arapahoe County,
Colorado, General Obligation Limited Tax Bonds, Convertible
to Unlimited Tax Series 2020A-3
5 .000 12/01/47 1,224,524
1,635,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2025A
5 .250 12/01/54 1,663,544
1,500,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/36 1,506,081
1,750,000 Denver Health and Hospitals Authority, Colorado, Healthcare
Revenue Bonds, Series 2019A
4 .000 12/01/38 1,594,972
5,885,000 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Series 2004A - NPFG Insured
0 .000 09/01/34 4,180,125
1,370,000 (a) Glen Metropolitan District 3, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2021
4 .250 12/01/51 1,051,541

Portfolio of Investments July 31, 2025
(continued)
NUW

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 200,000 Hunters Overlook Metropolitan District 5, Severance, Weld
County, Colorado, Limited Tax General Obligation Bonds,
Refunding Series 2024
5 .000% 12/01/44 $ 202,551
1,000,000 Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008
6 .500 11/15/38 1,165,743
1,500,000 Vale, Colorado, Certificates of Participation, Series 2025 5 .375 12/01/55 1,540,420
TOTAL COLORADO 14,514,960
DISTRICT OF COLUMBIA - 0.3%
725,000 Washington Metropolitan Area Transit Authority, District of
Columbia, Dedicated Revenue Bonds, Series 2020A
5 .000 07/15/45 725,453
TOTAL DISTRICT OF COLUMBIA 725,453
FLORIDA - 4.0%
2,000,000 Banyan Cay Community Development District, West Palm
Beach, Florida, Special Assessment Bonds, 2020-1
4 .000 11/01/51 1,533,236
1,655,000 Fort Myers, Florida, Utility System Revenue Bonds, Refunding
Series 2019A
4 .000 10/01/49 1,414,336
500,000 Gainesville, Florida, Utilities System Revenue Bonds, Series
2017A
5 .000 10/01/36 513,739
1,000,000 Highlands County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Adventist Health Obligated Group, Series
2024C, (Mandatory Put 11/15/31)
5 .000 11/15/59 1,099,497
1,500,000 Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C
5 .250 11/15/49 1,528,445
1,965,000 Miami-Dade County, Florida, Water and Sewer System
Revenue Bonds, Series 2024A
5 .250 10/01/54 2,008,456
1,665,000 (c) Peace River Manasota Regional Water Supply Authority,
Florida, Utility System Revenue Bonds, Series 2025A
5 .250 10/01/50 1,719,992
510,000 Putnam County Development Authority, Florida, Pollution
Control Revenue Bonds, Seminole Electric Cooperatice, Inc.
Project, Refunding Series 2018B
5 .000 03/15/42 507,990
TOTAL FLORIDA 10,325,691
GEORGIA - 2.3%
2,000,000 Gainesville and Hall County Hospital Authority, Georgia,
Revenue Anticipation Certificates, Northeast Georgia Health
Services Inc., Series 2017B
5 .250 02/15/45 2,003,002
1,145,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2024D, (Mandatory Put 4/01/31)
5 .000 04/01/54 1,214,843
1,470,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2019A - BAM Insured
5 .000 01/01/49 1,470,280
1,790,000 Municipal Electric Authority of Georgia, Project One Revenue
Bonds, Subordinate Lien Series 2015A
0 .000 01/01/32 1,379,382
TOTAL GEORGIA 6,067,507
ILLINOIS - 7.9%
2,000,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016
6 .000 04/01/46 2,023,937
7,500,000 Illinois Finance Authority, Revenue Bonds, University of
Chicago, Series 2023A
5 .250 05/15/54 7,541,405
375,000 (d) Illinois Finance Authority, State of Illinois Clean Water Initiative
Revolving Fund Revenue Bonds, Series 2017, (Pre-refunded
1/01/27)
5 .000 07/01/37 386,487
1,100,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/48 1,100,558
1,500,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/27 1,568,739
525,000 Illinois State, General Obligation Bonds, October Series 2016 5 .000 02/01/27 541,626
495,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A
4 .000 06/15/50 395,947
500,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2024B
5 .000 06/15/53 485,323

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 11,420,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000% 12/15/37 $ 6,489,602
TOTAL ILLINOIS 20,533,624
KENTUCKY - 4.5%
1,000,000 Kentucky Bond Development Corporation, Transient Room Tax
Revenue Bonds, Lexington Center Corporation Project, Series
2018A
5 .000 09/01/43 1,004,495
1,000,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, CommonSpirit Health, Series 2019A-1
5 .000 08/01/32 1,051,690
3,795,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, CommonSpirit Health, Series 2019A-1
5 .000 08/01/44 3,718,451
4,050,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5 .000 01/01/45 3,964,603
1,080,000 Kentucky Public Transportation Infrastructure Authority, Toll
Revenue Bonds, Downtown Crossing Project, Refunding First
Tier Series 2021B - AGM Insured
4 .000 07/01/53 896,717
1,050,000 Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Refunding Series 2024B, (Mandatory Put 8/01/32)
5 .000 01/01/55 1,111,095
TOTAL KENTUCKY 11,747,051
MAINE - 0.9%
2,425,000 University of Maine, System Revenue Bonds, Series 2022 5 .000 03/01/47 2,433,576
TOTAL MAINE 2,433,576
MARYLAND - 4.4%
3,420,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/33 3,448,819
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Lifebridge Health Issue Series 2023
5 .000 07/01/54 989,104
5,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, MedStar Health Issue, Series 2017A
5 .000 05/15/45 4,948,406
2,105,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Meritus Medical Center Inc Series 2025
5 .000 07/01/55 2,065,399
TOTAL MARYLAND 11,451,728
MASSACHUSETTS - 1.9%
5,000,000 (b) Massachusetts State, General Obligation Bonds, Consolidated
Series 2024B, (UB)
5 .000 05/01/54 5,037,661
TOTAL MASSACHUSETTS 5,037,661
MICHIGAN - 2.5%
1,000,000 Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne Criminal Justice Center
Project, Senior Lien Series 2018
5 .000 11/01/43 1,001,119
2,500,000 Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne, Second Lien Refunding
Series 2020 - BAM Insured
4 .000 11/01/55 2,045,639
3,480,000 (b) Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2025I, (UB)
5 .250 10/15/50 3,570,106
TOTAL MICHIGAN 6,616,864
MINNESOTA - 0.8%
1,145,000 Rochester, Minnesota, Electric Utility Revenue Bonds,
Refunding Series 2017A
5 .000 12/01/47 1,162,562
1,000,000 University of Minnesota, General Obligation Bonds, Series
2016A
5 .000 04/01/41 1,005,827
TOTAL MINNESOTA 2,168,389
NEBRASKA - 0.8%
2,000,000 Omaha Public Power District, Nebraska, Separate Electric
System Revenue Bonds, Nebraska City 2, Series 2015A
5 .250 02/01/42 2,001,740
TOTAL NEBRASKA 2,001,740

Portfolio of Investments July 31, 2025
(continued)
NUW

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEVADA - 1.6%
$ 4,000,000 Las Vegas Convention and Visitors Authority, Nevada, Revenue
Bonds, Series 2018C
5 .250% 07/01/43 $ 4,031,459
25,000 (a) Sparks, Nevada, Sales Tax Revenue Bonds, Tourism
Improvement District 1 Legends at Sparks Marina, Refunding
Senior Series 2019A
2 .750 06/15/28 24,537
TOTAL NEVADA 4,055,996
NEW JERSEY - 6.8%
80,000 Cumberland County Improvement Authority, New Jersey,
Guaranteed Lease Revenue Bonds, County Correctional Facility
Project, Series 2018 - BAM Insured
4 .000 10/01/43 72,594
125,000 Delaware River Port Authority, New Jersey and Pennsylvania,
Revenue Bonds, Series 2018A
5 .000 01/01/38 129,269
35,000 Harrison, New Jersey, General Obligation Bonds, Parking Utility
Series 2018 - BAM Insured
3 .125 03/01/31 34,772
30,000 Harrison, New Jersey, General Obligation Bonds, Parking Utility
Series 2018 - BAM Insured
3 .250 03/01/32 29,702
50,000 Harrison, New Jersey, General Obligation Bonds, Parking Utility
Series 2018 - BAM Insured
3 .500 03/01/36 48,614
25,000 New Jersey Economic Development Authority, Charter School
Revenue Bonds, Foundation Academy Charter School, Series
2018A
5 .000 07/01/38 24,079
220,000 New Jersey Economic Development Authority, Charter School
Revenue Bonds, North Star Academy Charter School of
Newark, Series 2017
4 .000 07/15/37 206,995
25,000 New Jersey Economic Development Authority, Charter School
Revenue Bonds, North Star Academy Charter School of
Newark, Series 2017
5 .000 07/15/47 23,822
100,000 (a) New Jersey Economic Development Authority, Charter School
Revenue Bonds, Teaneck Community Charter School, Series
2017A
5 .125 09/01/52 91,857
35,000 New Jersey Economic Development Authority, Fixed Rate
Revenue Bonds, Lions Gate Project, Series 2014
5 .250 01/01/44 31,205
100,000 New Jersey Economic Development Authority, Lease Revenue
Bonds, State House Project, Series 2017B
4 .500 06/15/40 96,603
125,000 New Jersey Economic Development Authority, Revenue Bonds,
Motor Vehicle Surcharge, Refunding Subordinate Series 2017A
3 .375 07/01/30 122,472
55,000 New Jersey Economic Development Authority, Revenue
Bonds, Provident Group - Kean Properties LLC - Kean University
Student Housing Project, Series 2017A
5 .000 07/01/47 49,237
100,000 New Jersey Economic Development Authority, Revenue Bonds,
Provident Group - Rowan Properties LLC - Rowan University
Student Housing Project, Series 2015A
5 .000 01/01/48 88,541
155,000 New Jersey Economic Development Authority, Revenue
Bonds, West Campus Housing LLC - New Jersey City University
Student Housing Project, Series 2015
5 .000 07/01/47 130,826
98,304 (a) New Jersey Economic Development Authority, Revenue Bonds,
White Horse HMT Urban Renewal LLC Project, Series 2020
5 .000 01/01/40 68,051
935,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2005N-1 - NPFG Insured
5 .500 09/01/27 993,551
100,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Kean University, Refunding Series 2015H - AGM Insured
4 .000 07/01/39 95,827
5,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Rider University, Series  2017F
3 .750 07/01/37 3,694
100,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Rider University, Series  2017F
4 .000 07/01/42 69,077
100,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Rider University, Series  2017F
5 .000 07/01/47 74,332
75,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Series 2013D
5 .000 07/01/38 75,009
435,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Series 2016C
3 .000 07/01/41 335,039
25,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Series 2016C
4 .000 07/01/46 20,825

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 200,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Stevens Institute of Technology, Series 2017A
4 .000% 07/01/47 $ 169,801
30,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Stevens Institute of Technology, Series 2017A
5 .000 07/01/47 29,381
150,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Hackensack Meridian Health Obligated Group,
Refunding Series 2017A
5 .000 07/01/57 145,950
110,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Hunterdon Medical Center, Refunding Series 2014A
4 .000 07/01/45 92,653
360,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Inspira Health Obligated Group Issue, Series 2017A
5 .000 07/01/42 358,618
2,000,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Inspira Health Obligated Group Issue, Series 2024A
5 .250 07/01/49 2,048,513
1,875,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Inspira Health Obligated Group Issue, Series 2024A
4 .125 07/01/54 1,574,677
30,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Princeton HealthCare System, Series 2016A
5 .000 07/01/34 30,411
125,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, RWJ Barnabas Health Obligated Group, Refunding
Series 2016A
5 .000 07/01/43 122,465
10,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Saint Joseph's Healthcare System Obligated Group
Issue, Refunding Series 2016
3 .000 07/01/32 9,122
405,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Saint Joseph's Healthcare System Obligated Group
Issue, Refunding Series 2016
4 .000 07/01/48 326,956
130,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, University Hospital Issue, Refunding Series 2015A -
AGM Insured
4 .125 07/01/38 123,324
110,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, University Hospital Issue, Refunding Series 2015A -
AGM Insured
5 .000 07/01/46 107,720
50,000 (a) New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Village Drive Healthcare Urban Renewal LLC, Series
2018
5 .750 10/01/38 35,923
120,000 New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Series 2015A
4 .000 11/01/45 102,594
270,000 New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Series 2016B
3 .600 11/01/40 243,322
435,000 New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Series 2018A
3 .875 11/01/38 402,070
125,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2018A
3 .600 04/01/33 122,373
75,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2018A
3 .750 10/01/35 71,914
665,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2019C
3 .950 10/01/44 597,491
4,020,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Capital Appreciation Series 2010A
0 .000 12/15/31 3,247,200
2,170,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2009A
0 .000 12/15/39 1,102,342
255,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2015AA
5 .250 06/15/41 254,992
50,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019A
4 .000 12/15/39 46,145
225,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB
3 .500 06/15/46 175,634
100,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB
4 .000 06/15/50 84,434
30,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2020AA
4 .000 06/15/50 25,330
1,500,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2024CC
5 .250 06/15/55 1,520,588

Portfolio of Investments July 31, 2025
(continued)
NUW

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 215,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
4 .000% 06/01/37 $ 199,414
855,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .250 06/01/46 849,581
395,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018B
5 .000 06/01/46 381,187
170,000 Union County Utilities Authority, New Jersey, Solid Waste
System County Deficiency Revenue Bonds, Series 2011A
5 .000 06/15/41 170,086
TOTAL NEW JERSEY 17,688,204
NEW YORK - 7.2%
1,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
White Plains Hospital, Series 2024
5 .500 10/01/54 1,025,089
3,000,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007
5 .500 10/01/37 3,398,933
1,500,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2017
5 .000 09/01/42 1,509,671
2,050,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2018
5 .000 09/01/39 2,109,753
1,390,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020C-1
5 .000 11/15/50 1,346,614
750,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Refunding Green Climate
Certified Series 2020E
5 .000 11/15/30 830,644
200,000 New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class
D Series 2024
4 .000 12/15/31 206,093
1,875,000 (c) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2026 Subseries Series
A-1, (UB)
5 .000 05/01/54 1,881,997
1,450,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2024A-1
4 .000 05/01/53 1,218,930
2,500,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025D
5 .500 05/01/52 2,621,944
1,230,000 New York City, New York, General Obligation Bonds, Fiscal
2021 Series C
5 .000 08/01/42 1,247,719
1,325,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, MTA Bridges and Tunnels, Senior Lien
Green Climate Bond Certified Series 2024B-2
5 .250 05/15/54 1,357,529
TOTAL NEW YORK 18,754,916
NORTH CAROLINA - 0.4%
285,000 Mebane, North Carolina, Combined Utilities Revenue Bonds,
Series 2024
4 .000 08/01/49 245,019
700,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Refunding Senior Lien Series 2017
5 .000 01/01/32 714,815
TOTAL NORTH CAROLINA 959,834
OHIO - 5.0%
8,560,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020B-2 Class 2
5 .000 06/01/55 6,962,972
3,095,000 Central Ohio Transit Authority, Ohio, General Obligation
Bonds, Capital Facilities Limited Tax Series 2023
5 .000 12/01/48 3,167,769
1,000,000 Ohio State, Hospital Revenue Bonds, Children's Hospital
Medical Center of Akron, Series 2024A
5 .250 08/15/48 1,033,599
1,005,000 Port of Greater Cincinnati Development Authority, Ohio, Duke
Energy Convention Center Project, TOT First Subordinate
Development Revenue Bonds, Refunding Series 2024B
5 .000 12/01/63 955,161
1,000,000 Tolles Career and Technical Center, Madison, Franklin,
Delaware, Fayette, and Union Counties, Ohio, Certificates of
Participation, School Facilities Project Series 2024
5 .250 12/01/53 1,007,368
TOTAL OHIO 13,126,869

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA - 1.0%
$ 500,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500% 08/15/57 $ 471,116
600,000 Oklahoma Water Resources Board, Oklahoma, State Loan
Program Revenue Bonds, Series 2024C
4 .000 10/01/54 505,792
1,665,000 (c) Oklahoma Water Resources Board, Revolving Fund Revenue
Bonds-Clean Water Program, 2019 Master Trust, Series 2025A,
(UB)
5 .250 04/01/50 1,726,923
TOTAL OKLAHOMA 2,703,831
PENNSYLVANIA - 4.8%
50,000 (d) Allegheny County Higher Education Building Authority,
Pennsylvania, Revenue Bonds, Robert Morris University, Series
2017, (Pre-refunded 10/15/27)
5 .000 10/15/37 52,438
465,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A
4 .000 04/01/44 396,350
500,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2024
4 .000 12/01/49 430,659
230,000 (a) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Refunding Project, Series 2017
5 .000 05/01/42 222,371
155,000 Berks County Industrial Development Authority, Pennsylvania,
Healthcare Facilities Revenue Bonds, Highlands at Wyomissing,
Series 2017A
5 .000 05/15/42 149,095
20,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-2
6 .000 06/30/34 20,900
266,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-3
5 .000 06/30/39 241,129
133,000 (e) Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024B-1
0 .000 06/30/44 95,973
42,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Taxable Series 2024A-1
8 .000 06/30/34 42,707
70,000 Bucks County Industrial Development Authority, Pennsylvania,
Revenue Bonds, School Lane Charter School Project, Series
2016
5 .125 03/15/36 70,265
75,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Health System Revenue Bonds, Main Line Health
System, Series 2017A
4 .000 10/01/37 71,533
35,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services Project,
Series 2019
5 .000 12/01/51 26,528
20,000 Chester County Industrial Development Authority,
Pennsylvania, Avon Grove Charter School Revenue Bonds,
Series 2017A
5 .000 12/15/47 18,176
15,000 Chester County Industrial Development Authority,
Pennsylvania, Student Housing Revenue Bonds, University
Student Housing, LLC Project at West Chester University Series
2013A
5 .000 08/01/45 13,223
40,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series 2018
5 .000 06/01/33 41,458
355,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series 2018 -
AGM Insured
4 .000 06/01/39 331,846
70,000 Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Asbury Pennsylvania Obligated
Group,  Refunding Series 2019
5 .000 01/01/45 60,216
40,000 Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2015
4 .000 01/01/33 38,223
45,000 Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2015
5 .000 01/01/38 44,178
100,000 Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2016
5 .000 01/01/29 100,219

Portfolio of Investments July 31, 2025
(continued)
NUW

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 25,000 Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2019A
4 .125% 01/01/38 $ 22,668
5,000 (d) Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2019A, (Pre-refunded 1/01/29)
5 .000 01/01/39 5,366
20,000 (d) Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2019A, (Pre-refunded 1/01/29)
5 .000 01/01/39 21,464
5,000 Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2019A
5 .000 01/01/39 4,891
30,000 Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds,
Misericordia University Project, Series 2019
5 .000 05/01/48 25,261
30,000 Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds,
Misericordia University, Series 2014
5 .000 05/01/37 28,484
245,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017
5 .000 07/01/42 246,396
540,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017
5 .000 07/01/47 540,121
40,000 (d) Doylestown Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Series 2016A, (Pre-refunded 7/01/26)
5 .000 07/01/41 40,770
185,000 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Series 2016A
5 .000 07/01/41 185,260
25,000 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Series 2019A
4 .000 07/01/45 21,661
150,000 Dubois Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Penn Highlands Healthcare, Series 2018
5 .000 07/15/48 128,166
25,000 Easton Area School District, Northampton County,
Pennsylvania, General Obligation Bonds, Series 2020B
5 .000 02/01/31 26,409
60,000 Erie Higher Education Building Authority, Pennsylvania,
Revenue Bonds, Gannon University, Series 2016
4 .000 05/01/46 46,490
35,000 Huntingdon County General Authority, Pennsylvania, Revenue
Bonds, Juniata College, Series 2016OO2
3 .500 05/01/41 27,156
40,000 Lancaster County Hospital Authority, Pennsylvania, Health
Center Revenue Bonds, Saint Anne's Retirement Community,
Inc., Series 2020
5 .000 03/01/50 31,241
100,000 Lehigh County General Purpose Authority, Pennsylvania,
Revenue Bonds, Good Shepherd Group, Refunding Series
2016
4 .000 11/01/41 87,401
50,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2018A
5 .000 09/01/48 48,678
90,000 Northampton County General Purpose Authority, Pennsylvania,
Revenue Bonds, Lafayette College, Refunding Series 2018
4 .000 11/01/38 85,287
55,000 Northampton County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Morningstar Senior Living, Inc.,
Series 2019
5 .000 11/01/44 47,454
35,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of the Sciences in Philadelphia, Series 2012
4 .000 11/01/39 31,185
60,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of the Sciences in Philadelphia, Series 2012
5 .000 11/01/42 58,217
450,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2016-121
3 .200 10/01/41 375,046
65,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-123B
3 .450 10/01/32 64,514
45,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-125B
3 .700 10/01/47 36,801
45,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2020-133
2 .500 10/01/45 29,477
1,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-145A
4 .600 10/01/44 965,805
3,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-146A
4 .750 04/01/53 2,828,160

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 100,000 Pennsylvania Turnpike Commission, Motor License Fund-
Enhanced Turnpike Special Revenue Bonds, Subordinate
Series 2014A
4 .750% 12/01/37 $ 100,992
1,000,000 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue
Bonds, Senior Lien Series 2021A
4 .000 12/01/51 830,714
100,000 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue
Bonds, Subordinate Series 2018B
5 .000 12/01/48 99,194
585,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2015B
5 .000 12/01/45 585,147
1,615,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2024C
5 .250 12/01/54 1,655,353
50,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2019A
4 .000 12/01/49 41,554
25,000 (a) Philadelphia Authority for Industrial Development,
Pennsylvania, Charter School Revenue Bonds, Philadelphia
Performing Arts: A String Theory Charter School, Series 2020
5 .000 06/15/50 21,992
70,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, La Salle University, Series 2017
3 .625 05/01/35 50,028
18,301 (a),(f) Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, University of the Arts, Series
2017
1 .750 03/15/45 9,151
5,000 (a),(d),(f) Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, University of the Arts, Series
2017, (Pre-refunded 3/15/28)
5 .000 03/15/45 5,313
100,000 Pittsburgh and Allegheny County Sports and Exhibition
Authority, Pennsylvania, Parking Revenue Bonds, Series 2017
5 .000 12/15/34 102,344
145,000 (d) Pottsville Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Lehigh Valley Health Network, Series 2016B, (Pre-
refunded 1/01/27)
5 .000 07/01/45 150,159
55,000 Pottsville Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Lehigh Valley Health Network, Series 2016B
5 .000 07/01/45 53,281
35,000 Rostraver Township, Westmoreland County, Pennsylvania,
General Obligation Bonds, Series 2018 - AGM Insured
3 .500 09/01/34 34,377
100,000 Scranton-Lackawanna Health and Welfare Authority,
Pennsylvania, University Revenue Bonds, Marywood University,
Series 2016
5 .000 06/01/46 80,808
10,000 The Redevelopment Authority of the City of Scranton,
Lackawanna county, Pennsylvania, Guaranteed Lease Revenue
Bonds, Series 2016A
5 .000 11/15/28 10,006
40,000 Upper Allegheny Joint Sanitary Authority, Allegheny County,
Pennsylvania, Sewer Revenue Bonds, Refunding Series 2019A
- AGM Insured
3 .000 09/01/44 30,752
145,000 Washington County Industrial Development Authority,
Pennsylvania, College Revenue Bonds, AICUP Financing
Program-Washington and Jefferson College Project, Series
2017-PP5
3 .375 11/01/36 124,531
15,000 Washington County Redevelopment Authority, Pennsylvania,
Tanger Outlet Victory Center Tax Increment Bonds, Series 2018
5 .000 07/01/35 14,706
TOTAL PENNSYLVANIA 12,527,718
PUERTO RICO - 3.1%
1,170,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/33 848,195
1,739,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .500 07/01/34 1,738,913
3,812,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
5 .000 07/01/58 3,489,186
710,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured Cofina Project Series 2019A-2A
4 .550 07/01/40 671,507
1,360,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .329 07/01/40 1,265,875

Portfolio of Investments July 31, 2025
(continued)
NUW

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 10,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .329% 07/01/40 $ 9,308
49,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .784 07/01/58 43,261
TOTAL PUERTO RICO 8,066,245
SOUTH CAROLINA - 3.3%
5,435,000 Piedmont Municipal Power Agency, South Carolina, Electric
Revenue Bonds, Series 2004A-2 - AGC Insured
0 .000 01/01/29 4,907,543
1,250,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, McLeod Health Project, Series
2024
5 .250 11/01/54 1,281,935
1,000,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5 .500 11/01/54 1,028,936
1,250,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2024B
5 .000 12/01/54 1,247,606
TOTAL SOUTH CAROLINA 8,466,020
TENNESSEE - 2.3%
4,000,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006B
5 .625 09/01/26 4,074,796
2,160,000 West Wilson Utility District, Wilson County, Tennessee, Water
Revenue Bonds, Improvement Series 2022
4 .000 06/01/47 1,859,908
TOTAL TENNESSEE 5,934,704
TEXAS - 12.4%
500,000 Comal Independent School District, Comal, Bexar, Guadalupe,
Hays, and Kendall Counties, Texas, General Obligation Bonds,
Refunding School Building Series 2024
4 .000 02/15/49 429,991
500,000 Garland, Dallas, Collin and Rockwell Counties, Texas, Electric
Utility System Revenue Bonds, Refunding Series 2024
5 .000 03/01/50 504,033
830,000 (c) Georgetown Independent School District, Williamson County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5 .250 02/15/48 858,307
1,665,000 (c) Georgetown Independent School District, Williamson County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5 .250 02/15/49 1,718,724
830,000 (c) Georgetown Independent School District, Williamson County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5 .250 02/15/50 856,660
1,665,000 (c) Georgetown Independent School District, Williamson County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5 .250 02/15/55 1,714,627
1,595,000 Greenwood Independent School District, Midland County,
Texas, School Building Bonds, Series 2024
4 .000 02/15/54 1,343,911
3,000,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured
0 .000 09/01/32 2,265,654
7,935,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured
0 .000 09/01/33 5,671,292
1,145,000 Lamar Consolidated Independent School District, Fort Bend
County, Texas, General Obligation Bonds, Schoolhouse
Refunding Series 2024
5 .250 02/15/59 1,169,986
2,430,000 Lower Colorado River Authority, Texas, Transmission Contract
Revenue Bonds, LCRA Transmission Services Corporation
Project, Refunding Series 2021A
5 .000 05/15/51 2,400,146
1,665,000 (c) Lubbock Independent School District, Lubbock County, Texas,
General Obligation Bonds, School Building Series 2025, (UB)
5 .250 02/15/55 1,717,425
1,000,000 New Caney Independent School District, Montgomery County,
Texas, General Obligation Bonds, School Building Series 2024
4 .000 02/15/54 835,959

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,595,000 (b) Northwest Independent School District, Denton, Tarrant and
Wise Counties, Texas, General Obligation Bonds, School
Building Series 2025, (UB)
5 .250% 02/15/55 $ 1,645,267
1,000,000 San Antonio, Texas, Electric and Gas Systems Revenue Bonds,
Refunding New Series 2024B
5 .000 02/01/54 1,005,611
5,000,000 (c) Spring Independent School District, Hardin County, Texas,
General Obligation Bonds, School Building and Refunding
Series 2025, (UB)
5 .250 08/15/50 5,199,960
250,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Health Resources
System, Series 2016A
5 .000 02/15/41 250,725
1,600,000 Texas Private Activity Bond Surface Transporation Corporation,
Revenue Bonds, NTE Mobility Partners LLC North Tarrant
Express Managed Lanes Project, Refunding Senior Lien Series
2019A
5 .000 12/31/35 1,660,346
1,000,000 Texas Transportation Commission, State Highway 249 System
Revenue Bonds, First Tier Toll Series 2019A
5 .000 08/01/57 980,684
TOTAL TEXAS 32,229,308
UTAH - 1.7%
1,075,000 (a) ROAM Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2021A
4 .250 03/01/51 794,810
1,500,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2017B
5 .000 07/01/47 1,498,370
2,060,000 (b) Utah Transit Authority, Sales Tax Revenue Bonds, Refunding
Series 2025, (UB)
5 .000 12/15/44 2,143,170
TOTAL UTAH 4,436,350
VIRGINIA - 1.5%
1,160,000 Chesapeake Bay Bridge and Tunnel District, Virginia, General
Resolution Revenue Bonds, First Tier Series 2016
5 .000 07/01/51 1,118,159
1,400,000 Chesapeake, Virginia, Transportation System Senior Toll Road
Revenue Bonds, Capital Appreciation Series 2012B
4 .875 07/15/40 1,400,641
500,000 Henrico County Economic Development Authority, Virginia,
Health Facilities Revenue Bonds, Bon Secours Mercy Health,
Series 2025A-VA
5 .000 11/01/48 495,825
1,000,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-II
4 .600 10/01/54 915,707
TOTAL VIRGINIA 3,930,332
WASHINGTON - 3.5%
3,330,000 Chelan County Public Utility District 1, Washington, Columbia
River-Rock Island Hydro-Electric System Revenue Refunding
Bonds, Series 1997A - NPFG Insured
0 .000 06/01/29 2,963,963
1,335,000 Snohomish County Public Utility District 1, Washington, Electric
System Revenue Bonds, Refunding Series 2025A, (UB)
5 .250 12/01/55 1,376,437
690,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5 .000 08/15/30 703,937
2,165,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Refunding Series2021B.
Exchange Purchase
4 .000 07/01/37 2,051,820
2,000,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Series 2018
5 .000 07/01/58 1,882,253
TOTAL WASHINGTON 8,978,410
WEST VIRGINIA - 0.9%
530,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Cabell Huntington Hospital, Inc. Project, Refunding &
Improvement Series 2018A
5 .000 01/01/34 539,585
1,800,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Charleston Area Medical Center, Refunding &
Improvement Series 2019A
5 .000 09/01/38 1,812,306
TOTAL WEST VIRGINIA 2,351,891

Portfolio of Investments July 31, 2025
(continued)
NUW

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN - 1.4%
$ 2,000,000 (a) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
7 .000% 12/01/50 $ 1,900,000
2,000,000 Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone Retirement Community, Series 2023A
5 .000 06/01/52 1,681,887
TOTAL WISCONSIN 3,581,887
TOTAL MUNICIPAL BONDS
(Cost $281,274,956) 279,587,141
TOTAL LONG-TERM INVESTMENTS
(Cost $281,274,956) 279,587,141
FLOATING RATE OBLIGATIONS - (8.0)% (20,925,000)
OTHER ASSETS & LIABILITIES, NET -  0.6% 1,689,205
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 260,351,346
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $4,568,044 or 1.6% of Total Investments.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(c) When-issued or delayed delivery security.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the reporting period.
(f) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
NUW
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 279,587,141 $ – $ 279,587,141
Total $ – $ 279,587,141 $ – $ 279,587,141